Other operational gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain Contingencies [Line Items]
Other operational gain	$ 2,423	$ 0	$ 2,918
Gain/ (Loss) Related to Litigation Settlement			$ 2,139